OPERATING COSTS AND EXPENSES	12 Months Ended
Dec. 31, 2022
OPERATING COSTS AND EXPENSES
OPERATING COSTS AND EXPENSES

NOTE 40 - OPERATING COSTS AND EXPENSES

	12/31/2022	12/31/2021	12/31/2020
Personnel	(4,633,682)	(4,340,109)	(4,185,145)
Voluntary Dismissal Plan (40.2)	(1,260,370)	—	(9,610)
Material	(269,083)	(247,858)	(216,017)
Services	(2,065,232)	(1,541,840)	(1,661,042)
Energy purchased for resale	(3,117,655)	(4,259,957)	(2,400,358)
Cost recovery - adherence to hydrological risk	—	4,265,889	—
Charges on use of the electricity grid	(2,746,132)	(2,276,254)	(1,663,297)
Fuel for electricity production	(2,085,996)	(1,889,722)	(1,646,862)
Construction	(1,678,631)	(1,395,066)	(966,443)
Depreciation and amortization (a)	(2,690,269)	(1,443,285)	(1,255,812)
Donations and contributions	(206,438)	(164,696)	(166,685)
Operating provisions/Reversals (40.1)	(6,928,425)	(14,922,063)	(7,374,588)
Others	(1,593,394)	(1,487,330)	(1,877,193)
	(29,275,307)	(29,702,291)	(23,423,052)

(a)	The depreciation and amortization constitutions in 2022 are mainly due to the new generation contracts entered into in June 2022 for the hydroelectric plants contemplated by Law No. 14,182/2021.

40.1 - Estimated Losses/Operating Provisions

	12/31/2022	12/31/2021	12/31/2020
Provision for Litigation (a)	(1,857,566)	(13,080,540)	(4,177,351)
Estimated losses on investments	92,226	(20,712)	(679,801)
Provision for Implantion of Shares - Compulsory Loan	(101,813)	(107,652)	(345,393)
ECL - Financing and loans (b)	(3,347,749)	(638,894)	(139,237)
ECL - Consumers and resellers (c)	(1,674,333)	110,282	(804,865)
ECL - Fuel consumption account	—	(498,630)	(63,525)
Provision for unsecured liabilities	—	(705,864)	—
Guarantees	188,590	25,976	12,395
Onerous contracts	229,582	16,219	(89,053)
Provision for the reduction of fuel inventories	(25,764)	(126,286)	—
Impairment¹	(267,815)	475,406	(474,745)
Provision for judicial deposits	—	(233,908)	—
Others	(163,783)	(137,460)	(613,013)
	(6,928,425)	(14,922,063)	(7,374,588)

1. Impairment – Estimated loss due to asset being unable to recover.

(a)	The constitution of the provision for litigation in the year ended December 31, 2022 is mainly due to monetary restatements of civil and labor lawsuits. In the year ended December 31, 2021, the constitution of the provision for litigation was impacted mainly by a provision of R$10,896,956 referring to the processes related to the compulsory loan. For further information, see note 34;
(b)	The constitution of PECLD on financing and loans in the year ended December 31, 2022 is mainly due to the provision of loan balances receivable with Amazonas Energia. See note 10; and
(c)	The constitution of PECLD on consumers and resellers in the year ended December 31, 2022 is mainly due to the provision of 100% of Amazonas Energia’s Debt Confession Instruments. See note 09.

40.2 – Voluntary Dismissal Program – 2022

The expense related to the Voluntary Dismissal Plan in the year ended December 31, 2022 totaled R$1,260,370, as shown below:

	Quantity of
Dismissals	Employees	Loss
2022	821	(373,883)
2023¹	1,673	(886,487)
	2,494	(1,260,370)

¹ Estimated values for 2023.